UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 through February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 28, 2017 (Unaudited)

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

The U.S. economy continued its steady expansion over the past six months and by the end of February 2017, the world’s leading economies were growing in a more synchronized manner that could accelerate global growth.

“In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017.”

By early 2017, the World Bank estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s (ECB) target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose in the latter half of 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its continuing majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the six months ended February 2017, there also emerged political uncertainties in the U.S. and Europe. Britain’s planned exit from the European Union — and its immigration and trade policies — brought investor uncertainty and was seen as a drag on the U.K. economy. In November 2016, Donald Trump won the U.S. presidency after campaigning on a platform that included new restrictions on immigration and protective trade policies. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were also vying for power in Italy, France, Germany and elsewhere.

Each of these parties and their leaders – both in the U.S. and elsewhere – share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the six months through February 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	1

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares (formerly Institutional Class))*[1]	11.10%
Russell 2000 Value Index	15.80%

Net Assets as of 2/28/2017 (In Thousands)	$5,891,264

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Value Fund (the “Fund”) seeks to provide capital appreciation.

HOW DID THE MARKET PERFORM?

The U.S. equity markets performed strongly over the six month reporting period as the continued strength of the U.S. economy proved attractive to investors. Global oil prices continued to rebound and reached their highest levels in more than a year amid the Organization of Petroleum Exporting Countries’ decision to curb output.

Following the November 8th victory of Republican Party presidential candidate Donald Trump, U.S. equity prices surged further. Within weeks after the election, the Standard & Poor’s 500 surpassed 2,200 points for the first time and reached eight new closing highs by the end of 2016. The Dow Jones Industrial Average surpassed 19,000 points for the first time and reached 17 new closing highs between the election and the end of 2016.

While U.S. equity prices lost some momentum in January 2017, leading equity indexes reached multiple closing highs in the following month. Equity market volatility also declined as the reporting period came to an end. Value stocks generally outperformed growth stocks and small-cap stocks outperformed both large-cap and mid-cap stocks.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2017, the Fund’s Class L Shares underperformed the Russell 2000 Value Index (the “Benchmark”).

The Fund’s security selection in the consumer discretionary and information technology sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the industrials sector and its security selection and underweight position in the real estate sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in GNC Holdings Inc., Convergys Corp. and Matson Inc. Shares of GNC Holdings, a nutrition supplements retailer not held in the Benchmark, fell after the company reported lower-than-expected earnings and suspended its earnings guidance. Shares of Convergys, a provider of customer management services, fell after the company reported lower-than-expected earnings and revenue. Shares of Matson, an ocean shipping company, fell after the company posted lower-than-expected earnings and forecast a decline in transport income.

Leading individual contributors to relative performance included the Fund’s overweight positions in Colony NorthStar Inc., KLX Inc. and CEB Inc. Shares of Colony NorthStar, a global real estate investment trust, rose on investor expectations for growth following the three-way merger that created the company. Shares of KLX, an aerospace components maker, rose amid growth in revenue and earnings. Shares of CEB, a provider of management research and analysis that was not held in the Benchmark, rose after the company agreed to be acquired by Gartner Inc. for an estimated $2.6 billion.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc. (the “Sub-Adviser”) looked for stocks that it believed were mispriced based on behavioral biases. The Sub-Adviser generally utilizes a three-pronged approach that includes i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors like loss aversion or stereotyping that has resulted in an absolute or relative decline in the valuation of certain securities; and iii) analysis of the company fundamentals with regard to business model, valuation and credit risk.

As a result of this process, the Fund’s largest average overweight positions versus the Benchmark were in the industrials and information technology sectors, while its largest underweight positions versus the Benchmark were in the financials and consumer staples sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
[1]	Effective December 1, 2016, Institutional Class was renamed Class L.

2	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Investors Bancorp, Inc.	4.1%
2.	KLX, Inc.	2.7
3.	Colony NorthStar, Inc., Class A	2.7
4.	White Mountains Insurance Group Ltd.	2.2
5.	Zebra Technologies Corp., Class A	2.1
6.	Celanese Corp., Series A	2.0
7.	Rayonier, Inc.	1.9
8.	Clean Harbors, Inc.	1.8
9.	Hope Bancorp, Inc.	1.8
10.	ACI Worldwide, Inc.	1.7

PORTFOLIO COMPOSITION BY SECTOR*
Financials	20.5%
Industrials	17.1
Information Technology	13.5
Consumer Discretionary	11.5
Real Estate	10.4
Materials	6.5
Energy	3.5
Health Care	2.5
Consumer Staples	2.1
Utilities	1.2
Short-Term Investment	11.2

*	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	3

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
With Sales Charge**		5.05%	21.89%	13.61%	8.15%
Without Sales Charge		10.87	28.64	14.84	8.74
CLASS C SHARES	June 4, 2004
With CDSC***		9.59	26.99	14.27	8.21
Without CDSC		10.59	27.99	14.27	8.21
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS)	December 28, 1998	11.08	29.13	15.26	9.05
CLASS R2 SHARES	April 30, 2013	10.74	28.33	14.63	8.64
CLASS R6 SHARES	April 30, 2013	11.14	29.28	15.35	9.09
CLASS I (FORMERLY SELECT CLASS)	April 30, 2013	11.01	28.94	15.13	8.99

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 and Class I Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares. Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Class L Shares (formerly Institutional Class))*[1]	(3.69)%
Morgan Stanley Capital International (“MSCI”) US REIT Index	(1.45)%

Net Assets as of 2/28/2017 (In Thousands)	$2,418,422

INVESTMENT OBJECTIVE**

The JPMorgan Realty Income Fund (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.

HOW DID THE MARKET PERFORM?

While U.S. equity markets posted positive returns during the six month reporting period, the real estate sector struggled somewhat amid rising interest rates. The November 2016 election of Donald Trump as U.S. president and the Republican Party majority in both houses of Congress fed investor expectations of accelerating growth — and inflation — in the U.S. economy. Within the real estate sector, shares of smaller cap companies and those with higher calculated volatility outperformed the broader market. For the six months ended February 28, 2017, the MSCI U.S. REIT Index returned -1.45%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2017, the Fund’s Class L Shares underperformed the MSCI U.S. REIT Index (the “Benchmark”). The Fund’s security selection in the lodging, health care and storage sectors, as well as the retail sector, was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the residential sector made a positive contribution to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Store Capital Corp. and Spirit Realty Capital Inc. and its underweight position in Host Hotels & Resorts Inc. Shares of both Store Capital and Spirit Realty, owners/operators of primarily single-tenant properties, fell as rising U.S. interest rates hurt shares of companies that typically employ longer leases and fixed rent increases. Shares of Host Hotels & Resorts rose amid rising revenues in the hotel sector.

Leading individual contributors to the Fund’s relative performance included its overweight positions in LaSalle Hotel Properties and Equity One Inc. and its underweight position in Ventas Inc. Shares of LaSalle Hotel Properties, a hotel operator, rose amid rising revenues in the hotel sector. Shares of Equity One, a retail property company, rose on news that Regency Centers Corp. would acquire the company for about $4.6 billion. Shares of Ventas, a health-care property owner, fell amid rising U.S. supply of senior housing and investor uncertainty about the Affordable Care Act.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of attractively valued real estate securities. They projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model. During the reporting period, the portfolio managers used gains from the lodging and retail sectors to fund investments in the residential and industrial sectors and sought companies that they believed would benefit from economic recovery, especially residential and office companies.

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.
[1]	Effective December 1, 2016, Institutional Class was renamed Class L and is publicly offered on a limited basis.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	5

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Prologis, Inc.	6.6%
2.	Public Storage	5.6
3.	AvalonBay Communities, Inc.	5.1
4.	HCP, Inc.	4.9
5.	Simon Property Group, Inc.	4.7
6.	Realty Income Corp.	3.7
7.	Kimco Realty Corp.	3.4
8.	Camden Property Trust	3.4
9.	Boston Properties, Inc.	3.4
10.	Vornado Realty Trust	3.2

PORTFOLIO COMPOSITION BY SECTOR*
Apartments	18.3%
Office	13.4
Diversified	10.7
Health Care	10.6
Regional Malls	9.6
Industrial	8.0
Single Tenant	7.1
Storage	7.0
Shopping Centers	6.5
Hotels	6.1
Short-Term Investment	2.7

*	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

6	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
With Sales Charge**		(8.94)%	6.51%	8.49%	3.09%
Without Sales Charge		(3.92)	12.44	9.67	3.64
CLASS C SHARES	June 4, 2004
With CDSC***		(5.15)	10.92	9.12	3.13
Without CDSC		(4.15)	11.92	9.12	3.13
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS)	January 1, 1998	(3.69)	12.97	10.10	4.08
CLASS R5 SHARES	May 15, 2006	(3.66)	13.02	10.17	4.13
CLASS R6 SHARES	November 2, 2015	(3.66)	13.02	10.18	4.13

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Realty Income Fund, the MSCI U.S. REIT Index and the Lipper Real Estate Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI U.S. REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable.

The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the U.S. REIT universe. The Lipper Real Estate Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	7

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 89.7%
	Consumer Discretionary — 11.6%
	Auto Components — 1.1%
1,759	Gentherm, Inc. (a)	63,756

	Diversified Consumer Services — 0.5%
632	Sotheby’s (a)	28,500

	Hotels, Restaurants & Leisure — 2.2%
1,834	Bloomin’ Brands, Inc.	31,352
1,688	Brinker International, Inc.	71,311
371	Wyndham Worldwide Corp.	30,885

		133,548

	Household Durables — 1.1%
2,017	TRI Pointe Group, Inc. (a)	24,084
658	Tupperware Brands Corp.	39,715

		63,799

	Media — 1.2%
1,372	John Wiley & Sons, Inc., Class A	71,634

	Specialty Retail — 4.1%
1,859	American Eagle Outfitters, Inc.	29,459
724	DSW, Inc., Class A	15,229
2,983	GNC Holdings, Inc., Class A	24,762
2,809	Guess?, Inc.	35,670
3,610	Sally Beauty Holdings, Inc. (a)	78,952
1,074	Select Comfort Corp. (a)	25,236
1,571	Vitamin Shoppe, Inc. (a)	33,459

		242,767

	Textiles, Apparel & Luxury Goods — 1.4%
1,471	Columbia Sportswear Co.	80,800

	Total Consumer Discretionary	684,804

	Consumer Staples — 2.1%
	Food & Staples Retailing — 1.2%
3,950	Sprouts Farmers Market, Inc. (a)	72,920

	Household Products — 0.9%
913	Energizer Holdings, Inc.	50,095

	Total Consumer Staples	123,015

	Energy — 3.6%
	Energy Equipment & Services — 0.8%
583	Patterson-UTI Energy, Inc.	16,112
6,623	TETRA Technologies, Inc. (a)	29,736

		45,848

	Oil, Gas & Consumable Fuels — 2.8%
2,767	PBF Energy, Inc., Class A	67,755
261	Tesoro Corp.	22,267

SHARES	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
5,784	WPX Energy, Inc. (a)	74,619

		164,641

	Total Energy	210,489

	Financials — 20.7%
	Banks — 9.7%
1,928	Bancorp, Inc. (The) (a)	9,987
4,406	First Horizon National Corp.	87,861
4,976	Hope Bancorp, Inc.	106,496
16,721	Investors Bancorp, Inc.	244,634
3,766	KeyCorp	70,684
939	PrivateBancorp, Inc.	53,146

		572,808

	Capital Markets — 3.9%
5,218	Apollo Investment Corp.	33,030
1,394	Artisan Partners Asset Management, Inc., Class A	39,647
3,565	Fifth Street Finance Corp.	15,828
1,548	Investment Technology Group, Inc.	30,999
4,583	Janus Capital Group, Inc.	58,017
2,790	Waddell & Reed Financial, Inc., Class A	53,687

		231,208

	Insurance — 4.6%
1,024	Assured Guaranty Ltd.	42,108
4,736	CNO Financial Group, Inc.	99,032
140	White Mountains Insurance Group Ltd.	131,404

		272,544

	Mortgage Real Estate Investment Trusts (REITs) — 2.5%
1,939	AG Mortgage Investment Trust, Inc.	34,624
3,716	Apollo Commercial Real Estate Finance, Inc.	68,335
1,801	Starwood Property Trust, Inc.	41,169

		144,128

	Total Financials	1,220,688

	Health Care — 2.5%
	Health Care Equipment & Supplies — 1.3%
1,825	Haemonetics Corp. (a)	68,114
88	Masimo Corp. (a)	7,971

		76,085

	Health Care Providers & Services — 0.3%
802	PharMerica Corp. (a)	19,730

	Health Care Technology — 0.9%
4,117	Allscripts Healthcare Solutions, Inc. (a)	50,140
147	Computer Programs & Systems, Inc.	3,946

		54,086

	Total Health Care	149,901

SEE NOTES TO FINANCIAL STATEMENTS.

8	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 17.2%
	Aerospace & Defense — 3.0%
223	B/E Aerospace, Inc.	14,206
3,183	KLX, Inc. (a)	160,225

		174,431

	Building Products — 1.3%
446	Armstrong Flooring, Inc. (a)	9,523
1,496	Armstrong World Industries, Inc. (a)	68,809

		78,332

	Commercial Services & Supplies — 5.7%
1,235	Brink’s Co. (The)	65,999
4,618	Civeo Corp. (a)	16,209
1,841	Clean Harbors, Inc. (a)	106,731
1,044	Copart, Inc. (a)	61,722
3,644	Covanta Holding Corp.	59,032
884	Herman Miller, Inc.	26,340

		336,033

	Machinery — 3.3%
2,567	Actuant Corp., Class A	68,145
1,571	Harsco Corp. (a)	22,154
523	Hyster-Yale Materials Handling, Inc.	31,832
1,006	Kennametal, Inc.	37,304
1,089	Terex Corp.	34,007

		193,442

	Marine — 1.3%
2,307	Matson, Inc.	78,286

	Professional Services — 1.0%
773	CEB, Inc.	59,926

	Trading Companies & Distributors — 1.6%
505	Applied Industrial Technologies, Inc.	31,814
3,088	MRC Global, Inc. (a)	62,411

		94,225

	Total Industrials	1,014,675

	Information Technology — 13.6%
	Communications Equipment — 1.0%
2,261	ADTRAN, Inc.	47,818
1,811	Harmonic, Inc. (a)	9,780

		57,598

	Electronic Equipment, Instruments & Components — 5.5%
1,241	Dolby Laboratories, Inc., Class A	60,652
1,170	MTS Systems Corp.	64,296
3,469	VeriFone Systems, Inc. (a)	71,715

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
1,398	Zebra Technologies Corp., Class A (a)	126,812

		323,475

	IT Services — 4.5%
700	Broadridge Financial Solutions, Inc.	48,534
584	Cardtronics plc, Class A (a)	25,748
3,584	Convergys Corp.	78,413
779	Global Payments, Inc.	62,060
1,887	Sykes Enterprises, Inc. (a)	51,377

		266,132

	Software — 2.6%
5,152	ACI Worldwide, Inc. (a)	100,829
1,463	Verint Systems, Inc. (a)	55,211

		156,040

	Total Information Technology	803,245

	Materials — 6.6%
	Chemicals — 3.8%
1,052	Cabot Corp.	61,014
1,307	Celanese Corp., Series A	116,551
1,078	Koppers Holdings, Inc. (a)	47,257

		224,822

	Construction Materials — 1.1%
596	Eagle Materials, Inc.	61,775

	Metals & Mining — 0.8%
2,127	Commercial Metals Co.	44,939

	Paper & Forest Products — 0.9%
2,510	PH Glatfelter Co.	55,464

	Total Materials	387,000

	Real Estate — 10.5%
	Equity Real Estate Investment Trusts (REITs) — 9.8%
2,688	Chatham Lodging Trust	53,846
10,872	Colony NorthStar, Inc., Class A	159,603
1,020	Colony Starwood Homes	33,553
6,409	Franklin Street Properties Corp.	79,412
1,761	Pebblebrook Hotel Trust	50,615
924	Potlatch Corp.	40,905
3,842	Rayonier, Inc.	110,027
742	Ryman Hospitality Properties, Inc.	47,843

		575,804

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	9

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.7%
911	Alexander & Baldwin, Inc.	40,827

	Total Real Estate	616,631

	Utilities — 1.3%
	Electric Utilities — 1.3%
1,567	El Paso Electric Co.	76,528

	Total Common Stocks (Cost $4,387,361)	5,286,976

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 11.2%
	Investment Company — 11.2%
656,935	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $656,935)	656,935

	Total Investments — 100.9% (Cost $5,044,296)	5,943,911
	Liabilities in Excess of Other Assets — (0.9)%	(52,647)

	NET ASSETS — 100.0%	$5,891,264

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Apartments — 18.4%
1,437	Apartment Investment & Management Co., Class A	66,874
682	AvalonBay Communities, Inc.	125,259
985	Camden Property Trust	83,380
728	Equity LifeStyle Properties, Inc.	57,963
325	Essex Property Trust, Inc.	76,190
1,643	Invitation Homes, Inc. (a)	35,801

		445,467

	Diversified — 10.7%
693	Digital Realty Trust, Inc.	74,844
658	Duke Realty Corp.	16,878
173	Equinix, Inc.	64,995
655	Liberty Property Trust	25,823
700	Vornado Realty Trust	76,913

		259,453

	Health Care — 10.7%
3,613	HCP, Inc.	118,454
902	National Health Investors, Inc.	68,293
1,659	Quality Care Properties, Inc. (a)	31,478
355	Senior Housing Properties Trust	7,278
487	Ventas, Inc.	31,669

		257,172

	Hotels — 6.1%
572	Hilton Worldwide Holdings, Inc.	32,699
2,800	Host Hotels & Resorts, Inc.	50,372
1,153	Park Hotels & Resorts, Inc.	29,442
2,413	Sunstone Hotel Investors, Inc.	35,592

		148,105

	Industrial — 8.0%
652	CyrusOne, Inc.	33,187
3,151	Prologis, Inc.	160,839

		194,026

	Office — 13.5%
592	Boston Properties, Inc.	82,261
2,292	Brandywine Realty Trust	38,185
1,139	Corporate Office Properties Trust	38,835
496	Highwoods Properties, Inc.	26,035
894	Hudson Pacific Properties, Inc.	32,703
425	Kilroy Realty Corp.	32,815
674	SL Green Realty Corp.	75,963

		326,797

SHARES	SECURITY DESCRIPTION	VALUE($)

	Regional Malls — 9.7%
2,540	GGP, Inc.	63,144
791	Macerich Co. (The)	53,310
191	Pennsylvania REIT	3,152
623	Simon Property Group, Inc.	114,851

		234,457

	Shopping Centers — 6.6%
1,648	Brixmor Property Group, Inc.	38,460
1,167	Equity One, Inc.	36,933
3,459	Kimco Realty Corp.	83,892

		159,285

	Single Tenant — 7.2%
1,467	Realty Income Corp.	89,893
6,456	Spirit Realty Capital, Inc.	70,952
499	STORE Capital Corp.	12,420

		173,265

	Storage — 7.1%
1,284	CubeSmart	34,989
595	Public Storage	135,341

		170,330

	Total Common Stocks (Cost $2,056,413)	2,368,357

Short-Term Investment — 2.7%
	Investment Company — 2.7%
65,965	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $65,965)	65,965

	Total Investments — 100.7% (Cost $2,122,378)	2,434,322
	Liabilities in Excess of Other Assets — (0.7)%	(15,900)

	NET ASSETS — 100.0%	$2,418,422

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	11

Undiscovered Managers Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

REIT	— Real Estate Investment Trust

(a)	— Non-income producing security.
(b)

—  Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	— The rate shown is the current yield as of February 28, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

12	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	13

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Value Fund	Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,286,976	$2,368,357
Investments in affiliates, at value	656,935	65,965

Total investment securities, at value	5,943,911	2,434,322
Receivables:
Due from custodian	—	2,230
Investment securities sold	27,503	48,940
Fund shares sold	18,926	10,139
Dividends from non-affiliates	3,604	13,447
Dividends from affiliates	217	22

Total Assets	5,994,161	2,509,100

LIABILITIES:
Payables:
Investment securities purchased	83,942	88,882
Fund shares redeemed	13,689	410
Accrued liabilities:
Investment advisory fees	3,132	1,158
Administration fees	252	23
Distribution fees	413	38
Shareholder servicing fees	497	26
Custodian and accounting fees	25	9
Trustees’ and Chief Compliance Officer’s fees	—	9
Other	947	123

Total Liabilities	102,897	90,678

Net Assets	$5,891,264	$2,418,422

SEE NOTES TO FINANCIAL STATEMENTS.

14	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid-in-Capital	$4,926,752	$2,193,369
Accumulated undistributed (distributions in excess of) net investment income	(865)	(10,931)
Accumulated net realized gains (losses)	65,762	(75,960)
Net unrealized appreciation (depreciation)	899,615	311,944

Total Net Assets	$5,891,264	$2,418,422

Net Assets:
Class A	$1,229,415	$174,268
Class C	293,983	8,225
Class L (formerly Institutional Class)	2,789,986	103,764
Class R2	15,940	—
Class R5	—	29,038
Class R6	420,534	2,103,127
Class I (formerly Select Class)	1,141,406	—

Total	$5,891,264	$2,418,422

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	18,972	13,341
Class C	4,800	650
Class L (formerly Institutional Class)	42,078	7,849
Class R2	248	—
Class R5	—	2,185
Class R6	6,334	158,850
Class I (formerly Select Class)	17,261	—

Net Asset Value (a):
Class A — Redemption price per share	$64.80	$13.06
Class C — Offering price per share (b)	61.24	12.66
Class L (formerly Institutional Class) — Offering and redemption price per share	66.30	13.22
Class R2 — Offering and redemption price per share	64.36	—
Class R5 — Offering and redemption price per share	—	13.29
Class R6 — Offering and redemption price per share	66.39	13.24
Class I (formerly Select Class) — Offering and redemption price per share	66.12	—
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$68.39	$13.78

Cost of investments in non-affiliates	$4,387,361	$2,056,413
Cost of investments in affiliates	656,935	65,965

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	15

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

(Amounts in thousands)

	Behavioral Value Fund	Realty Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$12	$— (a)
Dividend income from non-affiliates	47,779	34,469
Dividend income from affiliates	1,130	110

Total investment income	48,921	34,579

EXPENSES:
Investment advisory fees	28,326	8,582
Administration fees	2,208	937
Distribution fees:
Class A	1,456	212
Class C	1,099	34
Class R2	36	—
Shareholder servicing fees:
Class A	1,456	212
Class C	366	11
Class L (formerly Institutional Class)	1,235	54
Class R2	18	—
Class R5	—	7
Class I (formerly Select Class)	1,382	—
Custodian and accounting fees	81	48
Professional fees	43	33
Trustees’ and Chief Compliance Officer’s fees	14	24
Printing and mailing costs	153	31
Registration and filing fees	116	46
Transfer agency fees (See Note 2.C.)	76	21
Sub-transfer agency fees (See Note 2.C.)	2,288	96
Other	56	32

Total expenses	40,409	10,380

Less fees waived	(12,264)	(2,113)
Less expense reimbursements	(1)	(3)

Net expenses	28,144	8,264

Net investment income (loss)	20,777	26,315

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	179,303	(3,313)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	374,349	(103,109)

Net realized/unrealized gains (losses)	553,652	(106,422)

Change in net assets resulting from operations	$574,429	$(80,107)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$20,777	$42,354	$26,315	$42,220
Net realized gain (loss)	179,303	53,609	(3,313)	108,701
Change in net unrealized appreciation/depreciation	374,349	456,117	(103,109)	289,123

Change in net assets resulting from operations	574,429	552,080	(80,107)	440,044

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,642)	(5,101)	(3,194)	(2,537)
From net realized gains	(27,098)	(24,776)	(9,473)	(10,035)
Class C
From net investment income	(680)	(565)	(157)	(96)
From net realized gains	(7,141)	(6,871)	(497)	(526)
Class L (formerly Institutional Class)
From net investment income	(25,542)	(12,126)	(2,121)	(2,368)
From net realized gains	(56,777)	(38,389)	(5,979)	(7,269)
Class R2
From net investment income	(87)	(45)	—	—
From net realized gains	(357)	(231)	—	—
Class R5
From net investment income	—	—	(586)	(6,943)
From net realized gains	—	—	(1,625)	(1,534)
Class R6 (a)
From net investment income	(3,836)	(743)	(40,432)	(26,739)
From net realized gains	(7,843)	(2,260)	(111,980)	(102,440)
Class I (formerly Select Class)
From net investment income	(9,833)	(5,368)	—	—
From net realized gains	(25,395)	(20,046)	—	—

Total distributions to shareholders	(172,231)	(116,521)	(176,044)	(160,487)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	393,330	1,985,190	375,294	(189,587)

NET ASSETS:
Change in net assets	795,528	2,420,749	119,143	89,970
Beginning of period	5,095,736	2,674,987	2,299,279	2,209,309

End of period	$5,891,264	$5,095,736	$2,418,422	$2,299,279

Accumulated undistributed (distributions in excess of) net investment income	$(865)	$25,978	$(10,931)	$9,244

(a)	Commencement of offering of shares effective November 2, 2015 for Realty Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$160,230	$738,685	$31,606	$75,054
Distributions reinvested	32,240	28,319	12,604	12,474
Cost of shares redeemed	(195,682)	(413,503)	(33,843)	(97,752)

Change in net assets resulting from Class A capital transactions	$(3,212)	$353,501	$10,367	$(10,224)

Class C
Proceeds from shares issued	$12,130	$125,034	$1,245	$3,940
Distributions reinvested	6,408	6,156	645	608
Cost of shares redeemed	(46,764)	(39,299)	(3,346)	(3,895)

Change in net assets resulting from Class C capital transactions	$(28,226)	$91,891	$(1,456)	$653

Class L (formerly Institutional Class)
Proceeds from shares issued	$591,061	$1,273,916	$9,187	$21,747
Distributions reinvested	50,640	25,245	3,432	4,601
Cost of shares redeemed	(268,255)	(423,034)	(20,275)	(111,661)

Change in net assets resulting from Class L capital transactions	$373,446	$876,127	$(7,656)	$(85,313)

Class R2
Proceeds from shares issued	$4,906	$9,404	$—	$—
Distributions reinvested	444	276	—	—
Cost of shares redeemed	(3,304)	(2,636)	—	—

Change in net assets resulting from Class R2 capital transactions	$2,046	$7,044	$—	$—

Class R5
Proceeds from shares issued	$—	$—	$4,976	$144,044
Distributions reinvested	—	—	2,105	8,395
Cost of shares redeemed	—	—	(4,996)	(2,138,048)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$2,085	$(1,985,609)

Class R6 (a)
Proceeds from shares issued	$107,333	$266,960	$319,402	$2,350,812
Distributions reinvested	11,675	2,995	152,401	129,179
Cost of shares redeemed	(33,848)	(38,760)	(99,849)	(589,085)

Change in net assets resulting from Class R6 capital transactions	$85,160	$231,195	$371,954	$1,890,906

Class I (formerly Select Class)
Proceeds from shares issued	$197,545	$788,440	$—	$—
Distributions reinvested	28,252	18,405	—	—
Cost of shares redeemed	(261,681)	(381,413)	—	—

Change in net assets resulting from Class I capital transactions	$(35,884)	$425,432	$—	$—

Total change in net assets resulting from capital transactions	$393,330	$1,985,190	$375,294	$(189,587)

(a)	Commencement of offering of shares effective November 2, 2015 for Realty Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

18	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
SHARE TRANSACTIONS:
Class A
Issued	2,563	13,315	2,374	5,543
Reinvested	504	526	991	961
Redeemed	(3,147)	(7,379)	(2,546)	(7,281)

Change in Class A Shares	(80)	6,462	819	(777)

Class C
Issued	204	2,375	98	289
Reinvested	106	121	52	48
Redeemed	(792)	(749)	(260)	(302)

Change in Class C Shares	(482)	1,747	(110)	35

Class L (formerly Institutional Class)
Issued	9,262	22,793	695	1,601
Reinvested	772	458	266	351
Redeemed	(4,170)	(7,459)	(1,523)	(7,991)

Change in Class L Shares	5,864	15,792	(562)	(6,039)

Class R2
Issued	80	168	—	—
Reinvested	7	5	—	—
Redeemed	(53)	(47)	—	—

Change in Class R2 Shares	34	126	—	—

Class R5
Issued	—	—	365	10,457
Reinvested	—	—	163	641
Redeemed	—	—	(377)	(149,697)

Change in Class R5 Shares	—	—	151	(138,599)

Class R6 (a)
Issued	1,661	4,670	23,323	165,078
Reinvested	178	54	11,816	9,832
Redeemed	(529)	(671)	(7,676)	(43,523)

Change in Class R6 Shares	1,310	4,053	27,463	131,387

Class I (formerly Select Class)
Issued	3,073	13,978	—	—
Reinvested	432	335	—	—
Redeemed	(4,088)	(6,747)	—	—

Change in Class I Shares	(583)	7,566	—	—

(a)	Commencement of offering of shares effective November 2, 2015 for Realty Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Behavioral Value Fund
Class A
Six Months Ended February 28, 2017 (Unaudited)	$60.15	$0.17		$6.33	$6.50	$(0.40)	$(1.45)	$(1.85)
Year Ended August 31, 2016	55.30	0.49		6.29	6.78	(0.31)	(1.62)	(1.93)
Year Ended August 31, 2015	55.38	0.37		0.81	1.18	(0.43)	(0.83)	(1.26)
Year Ended August 31, 2014	45.93	0.53		9.13	9.66	(0.21)	—	(0.21)
Year Ended August 31, 2013	35.72	0.12	(g)	10.09	10.21	—	—	—
Year Ended August 31, 2012	29.26	(0.10)		6.58	6.48	(0.02)	—	(0.02)

Class C
Six Months Ended February 28, 2017 (Unaudited)	56.84	0.01		5.98	5.99	(0.14)	(1.45)	(1.59)
Year Ended August 31, 2016	52.43	0.20		5.95	6.15	(0.12)	(1.62)	(1.74)
Year Ended August 31, 2015	52.64	0.09		0.77	0.86	(0.24)	(0.83)	(1.07)
Year Ended August 31, 2014	43.80	0.26		8.69	8.95	(0.11)	—	(0.11)
Year Ended August 31, 2013	34.23	(0.08	)(g)	9.65	9.57	—	—	—
Year Ended August 31, 2012	28.16	(0.24)		6.31	6.07	—	—	—

Class L (formerly Institutional Class)
Six Months Ended February 28, 2017 (Unaudited)	61.60	0.29		6.50	6.79	(0.64)	(1.45)	(2.09)
Year Ended August 31, 2016	56.52	0.73		6.44	7.17	(0.47)	(1.62)	(2.09)
Year Ended August 31, 2015	56.52	0.60		0.83	1.43	(0.60)	(0.83)	(1.43)
Year Ended August 31, 2014	46.80	0.74		9.32	10.06	(0.34)	—	(0.34)
Year Ended August 31, 2013	36.29	0.29	(g)	10.22	10.51	—	—	—
Year Ended August 31, 2012	29.76	(0.02)		6.67	6.65	(0.12)	—	(0.12)

Class R2
Six Months Ended February 28, 2017 (Unaudited)	59.78	0.09		6.29	6.38	(0.35)	(1.45)	(1.80)
Year Ended August 31, 2016	55.09	0.34		6.28	6.62	(0.31)	(1.62)	(1.93)
Year Ended August 31, 2015	55.18	0.20		0.84	1.04	(0.30)	(0.83)	(1.13)
Year Ended August 31, 2014	45.89	0.40		9.12	9.52	(0.23)	—	(0.23)
April 30, 2013 (h) through August 31, 2013	43.77	0.02	(g)	2.10	2.12	—	—	—

Class R6
Six Months Ended February 28, 2017 (Unaudited)	61.70	0.32		6.51	6.83	(0.69)	(1.45)	(2.14)
Year Ended August 31, 2016	56.59	0.72		6.52	7.24	(0.51)	(1.62)	(2.13)
Year Ended August 31, 2015	56.58	0.63		0.85	1.48	(0.64)	(0.83)	(1.47)
Year Ended August 31, 2014	46.82	0.78		9.34	10.12	(0.36)	—	(0.36)
April 30, 2013 (h) through August 31, 2013	44.54	0.14	(g)	2.14	2.28	—	—	—

Class I (formerly Select Class)
Six Months Ended February 28, 2017 (Unaudited)	61.41	0.25		6.46	6.71	(0.55)	(1.45)	(2.00)
Year Ended August 31, 2016	56.37	0.64		6.43	7.07	(0.41)	(1.62)	(2.03)
Year Ended August 31, 2015	56.41	0.52		0.82	1.34	(0.55)	(0.83)	(1.38)
Year Ended August 31, 2014	46.78	0.68		9.29	9.97	(0.34)	—	(0.34)
April 30, 2013 (h) through August 31, 2013	44.54	0.09	(g)	2.15	2.24	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.08, $(0.12), $0.25, $(0.02), $0.10, $0.05 for Class A, Class C, Class L, Class R2, Class R6 and Class I Shares, respectively, and the net investment income (loss) ratio would have been 0.19%, (0.29)%, 0.55%, (0.14)%, 0.61% and 0.29% for Class A, Class C, Class L, Class R2, Class R6 and Class I Shares respectively.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

20	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$64.80	10.87%	$1,229,415	1.28%	0.53%		1.83%	17%
60.15	12.70	1,146,043	1.29	0.88		1.83	44
55.30	2.23	696,222	1.29	0.66		1.86	36
55.38	21.06	364,773	1.28	1.02		1.79	44
45.93	28.58	201,017	1.35	0.28	(g)	1.89	58
35.72	22.17	18,601	1.59	(0.30)		2.13	61

61.24	10.59	293,983	1.78	0.04		2.27	17
56.84	12.13	300,255	1.79	0.38		2.28	44
52.43	1.73	185,342	1.79	0.17		2.31	36
52.64	20.46	107,383	1.78	0.52		2.29	44
43.80	27.96	38,608	1.87	(0.19	)(g)	2.40	58
34.23	21.56	8,474	2.09	(0.75)		2.66	61

66.30	11.08	2,789,986	0.88	0.92		1.30	17
61.60	13.16	2,230,948	0.89	1.28		1.31	44
56.52	2.65	1,154,307	0.89	1.06		1.33	36
56.52	21.54	520,539	0.89	1.37		1.39	44
46.80	28.96	150,140	1.00	0.65	(g)	1.49	58
36.29	22.41	17,982	1.39	(0.06)		1.76	61

64.36	10.74	15,940	1.53	0.29		2.12	17
59.78	12.43	12,822	1.54	0.61		2.10	44
55.09	1.98	4,845	1.54	0.36		2.10	36
55.18	20.77	942	1.54	0.74		2.05	44
45.89	4.84	52	1.54	0.14	(g)	2.12	58

66.39	11.14	420,534	0.78	1.02		1.15	17
61.70	13.28	309,958	0.78	1.24		1.17	44
56.59	2.73	54,931	0.79	1.10		1.19	36
56.58	21.67	15,199	0.79	1.41		1.29	44
46.82	5.12	53	0.79	0.89	(g)	1.37	58

66.12	11.01	1,141,406	1.03	0.79		1.47	17
61.41	12.99	1,095,710	1.04	1.13		1.49	44
56.37	2.49	579,340	1.04	0.91		1.54	36
56.41	21.36	270,648	1.04	1.25		1.55	44
46.78	5.03	2,775	1.03	0.57	(g)	1.67	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Realty Income Fund
Class A
Six Months Ended February 28, 2017 (Unaudited)	$14.67	$0.12		$(0.74)	$(0.62)	$(0.24)	$(0.75)	$(0.99)
Year Ended August 31, 2016	12.95	0.20		2.42	2.62	(0.17)	(0.73)	(0.90)
Year Ended August 31, 2015	13.28	0.18		0.03	0.21	(0.20)	(0.34)	(0.54)
Year Ended August 31, 2014	11.26	0.15	(g)	2.37	2.52	(0.19)	(0.31)	(0.50)
Year Ended August 31, 2013	11.70	0.15		(0.34)	(0.19)	(0.16)	(0.09)	(0.25)
Year Ended August 31, 2012	9.95	0.11		1.83	1.94	(0.12)	(0.07)	(0.19)

Class C
Six Months Ended February 28, 2017 (Unaudited)	14.27	0.09		(0.73)	(0.64)	(0.22)	(0.75)	(0.97)
Year Ended August 31, 2016	12.64	0.12		2.36	2.48	(0.12)	(0.73)	(0.85)
Year Ended August 31, 2015	13.00	0.10		0.05	0.15	(0.17)	(0.34)	(0.51)
Year Ended August 31, 2014	11.06	0.10	(g)	2.30	2.40	(0.15)	(0.31)	(0.46)
Year Ended August 31, 2013	11.50	0.09		(0.32)	(0.23)	(0.12)	(0.09)	(0.21)
Year Ended August 31, 2012	9.79	0.06		1.80	1.86	(0.08)	(0.07)	(0.15)

Class L (formerly Institutional Class)
Six Months Ended February 28, 2017 (Unaudited)	14.82	0.15		(0.74)	(0.59)	(0.26)	(0.75)	(1.01)
Year Ended August 31, 2016	13.07	0.25		2.44	2.69	(0.21)	(0.73)	(0.94)
Year Ended August 31, 2015	13.37	0.24		0.03	0.27	(0.23)	(0.34)	(0.57)
Year Ended August 31, 2014	11.31	0.22	(g)	2.36	2.58	(0.21)	(0.31)	(0.52)
Year Ended August 31, 2013	11.74	0.20		(0.34)	(0.14)	(0.20)	(0.09)	(0.29)
Year Ended August 31, 2012	9.97	0.16		1.84	2.00	(0.16)	(0.07)	(0.23)

Class R5
Six Months Ended February 28, 2017 (Unaudited)	14.89	0.15		(0.74)	(0.59)	(0.26)	(0.75)	(1.01)
Year Ended August 31, 2016	13.08	0.24		2.47	2.71	(0.17)	(0.73)	(0.90)
Year Ended August 31, 2015	13.38	0.24		0.04	0.28	(0.24)	(0.34)	(0.58)
Year Ended August 31, 2014	11.32	0.21	(g)	2.37	2.58	(0.21)	(0.31)	(0.52)
Year Ended August 31, 2013	11.74	0.20		(0.32)	(0.12)	(0.21)	(0.09)	(0.30)
Year Ended August 31, 2012	9.97	0.16		1.84	2.00	(0.16)	(0.07)	(0.23)

Class R6
Six Months Ended February 28, 2017 (Unaudited)	14.84	0.16		(0.75)	(0.59)	(0.26)	(0.75)	(1.01)
November 2, 2015 (h) through August 31, 2016	14.55	0.23		0.96	1.19	(0.17)	(0.73)	(0.90)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

22	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$13.06	(3.92)%	$174,268	1.17%	1.82%		1.44%	75%
14.67	21.23	183,703	1.18	1.45		1.47	141
12.95	1.46	172,267	1.18	1.28		1.54	93
13.28	23.30	141,044	1.18	1.24	(g)	1.39	105
11.26	(1.67)	57,005	1.18	1.25		1.40	60
11.70	19.75	47,124	1.18	1.04		1.42	78

12.66	(4.15)	8,225	1.67	1.36		1.97	75
14.27	20.56	10,842	1.68	0.93		1.98	141
12.64	0.98	9,154	1.68	0.76		1.97	93
13.00	22.64	7,941	1.68	0.83	(g)	1.90	105
11.06	(2.08)	7,420	1.68	0.75		1.90	60
11.50	19.19	5,416	1.68	0.55		1.92	78

13.22	(3.69)	103,764	0.77	2.24		0.98	75
14.82	21.64	124,676	0.78	1.84		0.98	141
13.07	1.89	188,818	0.78	1.71		0.97	93
13.37	23.81	258,480	0.78	1.78	(g)	1.00	105
11.31	(1.27)	447,799	0.78	1.65		1.00	60
11.74	20.28	318,175	0.78	1.47		1.02	78

13.29	(3.66)	29,038	0.72	2.27		0.97	75
14.89	21.71	30,288	0.73	1.73		0.91	141
13.08	1.94	1,839,070	0.73	1.74		0.91	93
13.38	23.83	1,393,335	0.73	1.69	(g)	0.94	105
11.32	(1.15)	487,985	0.73	1.70		0.95	60
11.74	20.33	388,566	0.73	1.44		0.96	78

13.24	(3.66)	2,103,127	0.67	2.35		0.85	75
14.84	9.09	1,949,770	0.68	2.00		0.86	141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class C, Class L*, Class R2, Class R3**, Class R4**, Class R5**, Class R6, and Class I***	Diversified
JPMorgan Realty Income Fund	Class A, Class C, Class L*, Class R5, Class R6 and Class I**, ***	Non-Diversified

*	Effective December 1, 2016, Institutional Class was renamed Class L.
**	Effective March 1, 2017, Class R3, Class R4, and Class R5 commenced operation for Undiscovered Managers Behavioral Value Fund and Class I for Realty Income Fund.
***	Effective April 3, 2017, Select Class was renamed Class I.

All share classes for the Behavioral Value Fund and Class L Shares of the Realty Income Fund are publicly offered on a limited basis.

The investment objective of Behavioral Value Fund is capital appreciation.

The investment objective of Realty Income Fund is high total investment return through a combination of capital appreciation and current income.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Class L and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

24	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Behavioral Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,943,911	$—	$—	$5,943,911

Realty Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,434,322	$—	$—	$2,434,322

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended February 28, 2017.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency and sub-transfer agency fees charged to each class of the Funds for the six months ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class L	Class R2	Class R5	Class R6	Class I	Total
Behavioral Value Fund
Transfer agency fees	$34	$7	$21	$1	n/a	$4	$9	$76
Sub-transfer agency fees	1,054	176	629	15	n/a	n/a	414	2,288
Realty Income Fund
Transfer agency fees	9	1	3	n/a	$1	7	n/a	21
Sub-transfer agency fees	67	5	14	n/a	10	n/a	n/a	96

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Distributions to Shareholders — For Behavioral Value Fund, distributions from net investment income are generally declared and paid annually. For Realty Income Fund, distributions from net investment income are generally declared and paid quarterly. Distributions are declared separately

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Behavioral Value Fund	1.05%
Realty Income Fund	0.75

A Sub-advisory agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Behavioral Value Fund. Under the terms of the Sub-Advisory agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2017, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class R5, Class L and Class I do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Behavioral Value Fund	0.25%	0.75%	0.50%
Realty Income Fund	0.25	0.75	n/a

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2017, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Behavioral Value Fund	$36	$1
Realty Income Fund	4	—	(a)

(a) Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which

JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class L	Class R2	Class R5	Class I
Behavioral Value Fund	0.25%	0.25%	0.10%	0.25%	n/a	0.25%
Realty Income Fund	0.25	0.25	0.10	n/a	0.05%	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

26	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class L	Class R2	Class R5	Class R6	Class I
Behavioral Value Fund	1.30%	1.80%	0.90%	1.55%	n/a	0.80%	1.05%
Realty Income Fund	1.18	1.68	0.78	n/a	0.73%	0.68	n/a

The expense limitation agreement was in effect for the six months ended February 28, 2017 and is in place until at least December 31, 2017.

For the six months ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Behavioral Value Fund	$8,787	$685	$2,308	$11,780	$1
Realty Income Fund	1,175	783	106	2,064	3

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Funds’ investment in such affiliated money market fund.

The amounts of waivers resulting from investments in these money market funds for the six months ended February 28, 2017 were as follows (amounts in thousands):

Behavioral Value Fund	$484
Realty Income Fund	49

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2017, Realty Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended February 28, 2017, the Realty Income Fund incurred approximately $1,000 in commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (Unaudited) (continued)

4. Investment Transactions

During the six months ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Value Fund	$1,096,818	$801,776
Realty Income Fund	1,953,662	1,694,498

During the six months ended February 28, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Value Fund	$5,044,296	$1,061,175	$161,560	$899,615
Realty Income Fund	2,122,378	326,582	14,638	311,944

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended February 28, 2017.

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended February 28, 2017.

28	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate approximately 76.8% of the net assets of Realty Income Fund.

As of February 28, 2017, Behavioral Value Fund had one non-affiliated omnibus account which represented 14.7% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Because the Funds may invest a significant portion of their assets in real estate investment trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Funds may invest in companies with relatively small market capitalizations. Behavioral Value Fund will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,108.70	$6.69	1.28%
Hypothetical	1,000.00	1,018.45	6.41	1.28
Class C
Actual	1,000.00	1,105.90	9.29	1.78
Hypothetical	1,000.00	1,015.97	8.90	1.78
Class L (formerly Institutional Class)
Actual	1,000.00	1,110.80	4.61	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88
Class R2
Actual	1,000.00	1,107.40	7.99	1.53
Hypothetical	1,000.00	1,017.21	7.65	1.53
Class R6
Actual	1,000.00	1,111.40	4.08	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78
Class I (formerly Select Class)
Actual	1,000.00	1,110.10	5.39	1.03
Hypothetical	1,000.00	1,019.69	5.16	1.03

Realty Income Fund
Class A
Actual	1,000.00	960.80	5.69	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class C
Actual	1,000.00	958.50	8.11	1.67
Hypothetical	1,000.00	1,016.51	8.35	1.67

30	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Realty Income Fund (continued)
Class L (formerly Institutional Class)
Actual	$1,000.00	$963.10	$3.75	0.77%
Hypothetical	1,000.00	1,020.98	3.86	0.77
Class R5
Actual	1,000.00	963.40	3.51	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72
Class R6
Actual	1,000.00	963.40	3.26	0.67
Hypothetical	1,000.00	1,021.47	3.36	0.67

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2017	UNDISCOVERED MANAGERS FUNDS	31

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	SAN-UM-217

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable—Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 4, 2017